Share and Capital Reserve - Summary of Capital Reserve (Detail) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Capital Reserve [Abstract]
Gain on re-issuance of treasury shares (Note 22(b))	$ 785	$ 785	$ 130
Total capital reserve	$ 785	$ 785	$ 130